Expense Example	Feb. 28, 2026 USD ($)
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Huber Small Cap Value Fund | Huber Small Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,987
Huber Small Cap Value Fund | Huber Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
Huber Large Cap Value Fund | Huber Large Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	1,659
Huber Large Cap Value Fund | Huber Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,203
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,094
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	786
Expense Example, with Redemption, 10 Years	$ 1,767